Income Taxes - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	$ 7.8
Expiration of carry forwards loss	2031
Deferred income tax valuation allowance	100.00%